Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax (VAT)	€ 1,200,383	€ 912,423
Research and development tax credit	734,921	650,000
Advances payments to suppliers	32,849	41,149
Other current assets	693	219,400
Other prepaids	335,387	103,540
Total	€ 2,304,233	€ 1,926,512